Income taxes - Income tax reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Income before income taxes	$ 29,541	$ 6,990	$ (156)
Income taxes at statutory rate (as a percent)	34.00%
Income taxes at statutory rate	$ (10,044)	(2,377)	53
Adjustments that affect the basis of taxes:
Income tax benefit from interest on stockholders' equity	260	316	601
Tax incentives	2,826	211	189
Equity results	167	(27)	85
Addition (reversal) of tax loss carryforward	251	769	25
Unrecognized tax losses of the year	(115)	(215)	(551)
Others	1,958	588	193
Income taxes	$ (4,697)	$ (735)	$ 595